Summary of Number of Shares Granted Each Year (Detail) (Unvested Restricted Awards, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Unvested Restricted Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	1,667,246	[1]	310,690	[1]	206,040	[1]
Market value	$ 41.3		$ 6.7		$ 3.6

[1]	Includes the issuance of approximately 870,361 stock replacement awards in connection with the acquisition of NetSpend. These awards had a market value of $21.5 million. A portion of the expense associated with these options has been included as a component of the total purchase price of the NetSpend acquisition. Refer to Note 23.